UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

QUARTERLY REPORT

July 31, 2011

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 2.7%
Honeywell International, Inc.	225,570	$11,977,761
United Technologies Corp.	92,730	7,681,753

		$19,659,514

Alcoholic Beverages – 5.9%
Diageo PLC	746,727	$15,182,371
Heineken N.V.	343,828	20,320,064
Pernod Ricard S.A.	82,099	8,110,744

		$43,613,179

Apparel Manufacturers – 4.9%
Burberry Group PLC	128,583	$3,135,667
Compagnie Financiere Richemont S.A.	142,355	9,154,632
LVMH Moet Hennessy Louis Vuitton S.A.	75,883	13,849,698
NIKE, Inc., “B”	109,910	9,908,387

		$36,048,384

Automotive – 0.4%
Harley-Davidson, Inc.	62,220	$2,699,726

Broadcasting – 4.6%
Omnicom Group, Inc.	202,060	$9,480,655
Walt Disney Co.	421,800	16,289,916
WPP Group PLC	737,935	8,330,325

		$34,100,896

Brokerage & Asset Managers – 0.8%
Deutsche Boerse AG NPV (a)	81,365	$6,042,083

Business Services – 2.9%
Accenture PLC, “A”	229,230	$13,556,662
Compass Group PLC	843,180	7,907,677

		$21,464,339

Chemicals – 2.9%
3M Co.	149,100	$12,992,574
Givaudan S.A.	4,737	5,174,567
Monsanto Co.	42,310	3,108,939

		$21,276,080

Computer Software – 2.8%
Autodesk, Inc. (a)	46,924	$1,614,186
Dassault Systemes S.A.	65,361	5,749,613
Oracle Corp.	428,320	13,098,026

		$20,461,825

Computer Software - Systems – 1.1%
Canon, Inc.	166,600	$8,115,217

Conglomerates – 0.3%
Smiths Group PLC	134,665	$2,496,068

Construction – 0.7%
Sherwin-Williams Co.	70,980	$5,477,527

Consumer Products – 6.8%
Beiersdorf AG	57,460	$3,707,549
Colgate-Palmolive Co.	119,010	10,042,064
Kao Corp.	85,100	2,410,900
Procter & Gamble Co.	111,045	6,828,157
Reckitt Benckiser Group PLC	328,898	18,585,019

1

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Svenska Cellulosa Aktiebolaget	585,398	$8,509,090

		$50,082,779

Electrical Equipment – 3.5%
Amphenol Corp., “A”	71,450	$3,493,191
Legrand S.A.	228,346	8,844,516
Rockwell Automation, Inc.	23,840	1,710,758
Schneider Electric S.A.	80,568	11,610,263

		$25,658,728

Electronics – 2.3%
Hoya Corp.	280,400	$6,821,968
Microchip Technology, Inc.	76,650	2,586,938
Samsung Electronics Co. Ltd.	9,837	7,874,825

		$17,283,731

Energy - Independent – 1.0%
INPEX Corp.	938	$7,298,331

Energy - Integrated – 0.4%
Royal Dutch Shell PLC	85,250	$3,115,291

Food & Beverages – 7.5%
Dr Pepper Snapple Group, Inc.	130,510	$4,928,058
General Mills, Inc.	65,500	2,446,425
Groupe Danone	171,443	12,198,665
J.M. Smucker Co.	85,479	6,660,524
Nestle S.A.	391,362	24,896,174
PepsiCo, Inc.	64,470	4,128,659

		$55,258,505

Food & Drug Stores – 2.4%
Lawson, Inc.	33,500	$1,812,399
Tesco PLC	775,579	4,862,443
Walgreen Co.	287,590	11,227,514

		$17,902,356

Gaming & Lodging – 0.9%
Ladbrokes PLC	938,976	$2,264,607
William Hill PLC	1,217,013	4,586,901

		$6,851,508

General Merchandise – 1.2%
Target Corp.	167,390	$8,618,911

Insurance – 1.3%
AXA	259,412	$4,837,468
Swiss Re Ltd.	89,609	5,044,883

		$9,882,351

Major Banks – 7.8%
Bank of New York Mellon Corp.	448,353	$11,258,144
Erste Group Bank AG	151,285	7,212,681
Goldman Sachs Group, Inc.	66,510	8,976,855
Julius Baer Group Ltd.	180,463	7,605,542
Standard Chartered PLC	382,443	9,723,272
State Street Corp.	309,570	12,837,868

		$57,614,362

Medical Equipment – 7.0%
DENTSPLY International, Inc.	169,900	$6,437,511

2

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Medtronic, Inc.	298,730	$10,769,217
Sonova Holding AG	35,417	3,326,355
St. Jude Medical, Inc.	228,540	10,627,110
Synthes, Inc. (n)	13,037	2,350,486
Thermo Fisher Scientific, Inc. (a)	158,710	9,536,884
Waters Corp. (a)	91,780	8,066,544
Zimmer Holdings, Inc. (a)	14,930	896,099

		$52,010,206

Network & Telecom – 1.4%
Cisco Systems, Inc.	628,550	$10,037,944

Oil Services – 1.5%
National Oilwell Varco, Inc.	84,660	$6,821,056
Schlumberger Ltd.	46,850	4,233,835

		$11,054,891

Other Banks & Diversified Financials – 4.9%
Aeon Credit Service Co. Ltd.	142,900	$2,013,983
American Express Co.	140,470	7,029,119
Banco Santander Brasil S.A., ADR	387,520	3,596,186
ICICI Bank Ltd.	135,811	3,186,288
Komercni Banka A.S.	12,567	2,807,780
UBS AG (a)	486,031	8,027,021
Visa, Inc., “A”	113,380	9,698,525

		$36,358,902

Pharmaceuticals – 4.8%
Bayer AG	152,104	$12,223,962
Johnson & Johnson	102,440	6,637,088
Merck KGaA	81,887	8,751,503
Roche Holding AG	44,452	7,967,896

		$35,580,449

Railroad & Shipping – 1.9%
Canadian National Railway Co.	159,036	$11,905,435
Kuehne & Nagel International AG	13,370	1,856,439

		$13,761,874

Specialty Chemicals – 8.0%
Akzo Nobel N.V.	197,304	$12,016,401
L’Air Liquide S.A.	53,304	7,304,737
Linde AG	138,519	24,879,744
Praxair, Inc.	67,010	6,944,916
Shin-Etsu Chemical Co. Ltd.	143,500	7,763,558

		$58,909,356

Specialty Stores – 1.3%
Hennes & Mauritz AB, “B”	111,150	$3,788,690
Sally Beauty Holdings, Inc. (a)	148,300	2,550,760
Urban Outfitters, Inc. (a)	87,960	2,862,218

		$9,201,668

Trucking – 1.9%
TNT Express N.V. (a)	300,921	$3,048,373
United Parcel Service, Inc., “B”	158,060	10,940,913

		$13,989,286

Utilities - Electric Power – 0.3%
Red Electrica de Espana	37,210	$2,026,022

3

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Total Common Stocks		$723,952,289

Money Market Funds (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	15,161,384	$15,161,384

Total Investments		$739,113,673

Other Assets, Less Liabilities – (0.1)%		(810,723)

Net Assets – 100.0%		$738,302,950

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,350,486, representing 0.32% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Equity Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity security may often be valued at fair value. fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$317,719,919	$—	$—	$317,719,919
United Kingdom	—	77,074,350	—	77,074,350
Switzerland	7,395,369	68,008,627	—	75,403,996
France	—	72,505,703	—	72,505,703
Germany	46,853,338	8,751,503	—	55,604,841
Netherlands	3,048,373	35,451,756	—	38,500,129
Japan	36,236,355	—	—	36,236,355
Sweden	—	12,297,780	—	12,297,780
Canada	11,905,435	—	—	11,905,435
Other Countries	17,465,078	9,238,703	—	26,703,781
Mutual Funds	15,161,384	—	—	15,161,384

Total Investments	$455,785,251	$283,328,422	$—	$739,113,673

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Global Equity Fund

Supplemental Information (Unaudited) 7/31/11 - continued

Of the level 2 investments presented above, equity investments amounting to $264,026,003 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $47,297,468 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$615,576,963

Gross unrealized appreciation	$146,154,081
Gross unrealized depreciation	(22,617,371)

Net unrealized appreciation (depreciation)	$123,536,710

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,607,240	137,383,974	(133,829,830)	15,161,384

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,799	$15,161,384

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2011, are as follows:

United States	45.0%
United Kingdom	10.4%
Switzerland	10.2%
France	9.8%
Germany	7.5%
Netherlands	5.2%
Japan	4.9%
Sweden	1.7%
Canada	1.6%
Other Countries	3.7%

6

MFS® Global Total Return Fund

QUARTERLY REPORT

July 31, 2011

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 58.8%
Aerospace – 3.0%
Cobham PLC	775,697	$2,579,818
Honeywell International, Inc.	72,020	3,824,262
Lockheed Martin Corp.	127,660	9,667,692
Northrop Grumman Corp.	35,690	2,159,602
United Technologies Corp.	68,080	5,639,747

		$23,871,121

Alcoholic Beverages – 1.2%
Heineken N.V.	158,269	$9,353,613

Automotive – 0.3%
USS Co. Ltd.	25,850	$2,061,687

Broadcasting – 1.8%
Fuji Television Network, Inc.	1,365	$2,117,049
Nippon Television Network Corp.	14,650	2,235,988
Omnicom Group, Inc.	73,070	3,428,444
Viacom, Inc., “B”	38,250	1,852,065
Walt Disney Co.	115,870	4,474,899

		$14,108,445

Brokerage & Asset Managers – 0.6%
Blackrock, Inc.	9,236	$1,648,257
Daiwa Securities Group, Inc.	639,000	2,788,907

		$4,437,164

Business Services – 2.5%
Accenture PLC, “A”	93,680	$5,540,235
Amadeus Holdings AG	159,321	3,201,185
Bunzl PLC	215,927	2,722,944
Compass Group PLC	368,340	3,454,439
Dun & Bradstreet Corp.	28,420	2,061,871
Nomura Research Institute Ltd.	106,200	2,535,502

		$19,516,176

Chemicals – 1.3%
3M Co.	46,000	$4,008,440
Givaudan S.A.	3,022	3,301,149
PPG Industries, Inc.	37,960	3,196,232

		$10,505,821

Computer Software – 0.6%
Oracle Corp.	165,610	$5,064,354

Computer Software - Systems – 1.5%
Acer, Inc.	1,393,387	$1,930,461
International Business Machines Corp.	41,420	7,532,227
Konica Minolta Holdings, Inc.	314,000	2,553,277

		$12,015,965

Construction – 1.0%
Geberit AG	11,217	$2,643,489
Sherwin-Williams Co.	26,770	2,065,841
Stanley Black & Decker, Inc.	53,850	3,541,715

		$8,251,045

Consumer Products – 1.9%
Henkel KGaA, IPS	67,486	$4,559,559
Kao Corp.	219,200	6,209,979

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Kose Corp.	64,700	$1,706,900
Reckitt Benckiser Group PLC	53,027	2,996,393

		$15,472,831

Electrical Equipment – 0.9%
Danaher Corp.	46,310	$2,274,284
Legrand S.A.	88,939	3,444,870
Spectris PLC	63,292	1,623,040

		$7,342,194

Electronics – 1.6%
Halma PLC	271,481	$1,794,931
Intel Corp.	111,910	2,498,950
Samsung Electronics Co. Ltd.	5,224	4,181,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	356,134	4,401,816

		$12,877,672

Energy - Independent – 1.5%
Apache Corp.	31,810	$3,935,533
EOG Resources, Inc.	19,350	1,973,700
INPEX Corp.	437	3,400,182
Occidental Petroleum Corp.	26,700	2,621,406

		$11,930,821

Energy - Integrated – 3.4%
BP PLC	977,099	$7,345,162
Chevron Corp.	55,210	5,742,944
Exxon Mobil Corp.	72,380	5,775,200
Royal Dutch Shell PLC, “A”	214,479	7,815,027

		$26,678,333

Food & Beverages – 3.4%
General Mills, Inc.	94,050	$3,512,768
Groupe Danone	95,762	6,813,743
J.M. Smucker Co.	21,603	1,683,306
Kellogg Co.	29,970	1,671,727
Nestle S.A.	166,693	10,604,039
PepsiCo, Inc.	46,230	2,960,569

		$27,246,152

Food & Drug Stores – 0.8%
Lawson, Inc.	56,500	$3,056,732
Tesco PLC	587,659	3,684,291

		$6,741,023

General Merchandise – 0.5%
Target Corp.	81,100	$4,175,839

Insurance – 3.7%
Aon Corp.	59,180	$2,847,742
Hiscox Ltd.	297,246	1,981,022
ING Groep N.V. (a)	320,856	3,432,554
Jardine Lloyd Thompson Group PLC	171,719	1,804,138
MetLife, Inc.	147,780	6,090,014
Prudential Financial, Inc.	53,260	3,125,297
Swiss Re Ltd.	65,096	3,664,829
Travelers Cos., Inc.	60,660	3,344,186
Zurich Financial Services AG	12,664	3,005,442

		$29,295,224

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.2%
Hasbro, Inc.	45,690	$1,807,496

Machinery & Tools – 0.7%
GLORY Ltd.	69,600	$1,630,042
Neopost S.A.	31,748	2,531,154
Schindler Holding AG	13,754	1,616,706

		$5,777,902

Major Banks – 4.3%
Bank of America Corp.	275,510	$2,675,202
Bank of New York Mellon Corp.	211,378	5,307,702
Goldman Sachs Group, Inc.	31,370	4,234,009
HSBC Holdings PLC	540,258	5,276,594
JPMorgan Chase & Co.	173,170	7,004,727
State Street Corp.	63,060	2,615,098
Sumitomo Mitsui Financial Group, Inc.	51,900	1,640,899
Toronto-Dominion Bank	21,337	1,708,166
Wells Fargo & Co.	133,380	3,726,637

		$34,189,034

Medical & Health Technology & Services – 0.9%
Kobayashi Pharmaceutical Co. Ltd.	43,800	$2,255,855
Miraca Holdings, Inc.	70,300	2,954,088
Quest Diagnostics, Inc.	34,300	1,852,543

		$7,062,486

Medical Equipment – 1.8%
Becton, Dickinson & Co.	41,950	$3,507,440
Medtronic, Inc.	101,730	3,667,367
Smith & Nephew PLC	182,896	1,918,566
St. Jude Medical, Inc.	41,810	1,944,165
Synthes, Inc. (n)	16,074	2,898,038

		$13,935,576

Network & Telecom – 0.8%
Cisco Systems, Inc.	90,800	$1,450,076
Ericsson, Inc., “B”	284,492	3,559,346
Nokia Oyj	274,777	1,590,061

		$6,599,483

Oil Services – 0.3%
Transocean, Inc.	33,500	$2,062,260

Other Banks & Diversified Financials – 1.1%
DnB NOR A.S.A.	255,940	$3,715,442
Hachijuni Bank Ltd.	170,000	945,119
MasterCard, Inc., “A”	9,500	2,880,875
Sapporo Hokuyo Holdings, Inc.	205,000	886,731

		$8,428,167

Pharmaceuticals – 6.3%
Abbott Laboratories	120,390	$6,178,415
Bayer AG	52,400	4,211,169
GlaxoSmithKline PLC	424,042	9,462,213
Johnson & Johnson	142,630	9,240,998
Pfizer, Inc.	313,020	6,022,505
Roche Holding AG	37,262	6,679,109
Sanofi-Aventis S.A.	85,813	6,661,511

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.		52,100	$2,097,941

			$50,553,861

Railroad & Shipping – 0.3%
Canadian National Railway Co.		34,280	$2,566,201

Real Estate – 0.5%
Deutsche Wohnen AG		147,475	$2,394,547
GSW Immobilien AG (a)		39,528	1,388,706

			$3,783,253

Restaurants – 0.3%
McDonald’s Corp.		25,330	$2,190,538

Specialty Chemicals – 0.4%
Shin-Etsu Chemical Co. Ltd.		59,600	$3,224,446

Specialty Stores – 0.1%
Esprit Holdings Ltd.		311,200	$906,398

Telecommunications - Wireless – 2.7%
KDDI Corp.		1,392	$10,342,586
Vodafone Group PLC		3,980,968	11,218,278

			$21,560,864

Telephone Services – 2.3%
AT&T, Inc.		236,810	$6,929,061
China Unicom Ltd.		988,000	1,967,443
Royal KPN N.V. (l)		372,271	5,320,277
TDC A/S (a)		224,549	2,082,543
Telecom Italia S.p.A.		1,610,896	1,723,377

			$18,022,701

Tobacco – 2.9%
British American Tobacco PLC		121,975	$5,621,620
Japan Tobacco, Inc.		1,139	5,178,281
Philip Morris International, Inc.		134,620	9,580,905
Reynolds American, Inc.		83,770	2,948,704

			$23,329,510

Trucking – 0.9%
Deutsche Post AG		131,280	$2,320,361
Yamato Holdings Co. Ltd.		303,700	5,215,190

			$7,535,551

Utilities - Electric Power – 0.5%
PG&E Corp.		92,260	$3,822,332

Total Common Stocks			$468,303,539

Bonds – 39.6%
Aerospace – 0.1%
Bombardier, Inc., 7.75%, 2020 (n)		$840,000	$945,000

Asset-Backed & Securitized – 1.6%
Bayview Commercial Asset Trust, FRN, 1.699%, 2023 (z)	CAD	560,000	$516,512
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,572,633
Commercial Mortgage Asset Trust, FRN, 0.747%, 2032 (i)(z)		9,806,161	96,949
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		995,797	1,029,787
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		995,797	1,069,914
Commercial Mortgage Pass-Through Certificates, FRN, 0.397%, 2017 (n)		1,400,000	1,348,745
First Union National Bank Commercial Mortgage, 1.488%, 2043 (i)(z)		1,001,212	89

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	$531,490	$526,175
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,058,797	1,124,352
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.987%, 2051	1,813,786	1,926,325
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	1,040,000	1,137,245
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.827%, 2050	214,544	229,166
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051	2,070,000	2,196,146

		$12,774,038

Automotive – 0.1%
Ford Motor Credit Co. LLC, 7.8%, 2012	$1,050,000	$1,096,956

Building – 0.2%
Mohawk Industries, Inc., 6.875%, 2016	$800,000	$864,000
Owens Corning, Inc., 6.5%, 2016	770,000	852,232

		$1,716,232

Cable TV – 0.3%
Comcast Corp., 5.15%, 2020	$730,000	$813,815
Cox Communications, Inc., 9.375%, 2019 (n)	398,000	538,654
DIRECTV Holdings LLC, 5.2%, 2020	667,000	728,738
Time Warner Cable, Inc., 5%, 2020	688,000	739,546

		$2,820,753

Chemicals – 0.3%
Ashland, Inc., 9.125%, 2017	$670,000	$760,450
Dow Chemical Co., 8.55%, 2019	580,000	766,235
Nalco Co., 8.25%, 2017	740,000	832,500

		$2,359,185

Consumer Products – 0.1%
Whirlpool Corp., 8%, 2012	$680,000	$715,442

Containers – 0.1%
Crown Americas LLC, 7.625%, 2017	$740,000	$801,050

Emerging Market Quasi-Sovereign – 1.2%
Banco del Estado de Chile, 4.125%, 2020 (n)	$100,000	$100,162
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	710,000	776,030
Banco do Brasil S.A., 5.875%, 2022 (n)	1,671,000	1,691,888
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	319,000	318,203
BNDES Participacoes S.A., 6.5%, 2019 (n)	192,000	217,920
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	305,000	307,630
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	271,000	269,876
Empresa Nacional del Petroleo, 6.25%, 2019	265,000	293,715
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	100,000	104,356
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	606,000	615,090
Pemex Project Funding Master Trust, 5.75%, 2018	523,000	580,787
Petrobras International Finance Co., 7.875%, 2019	679,000	836,539
Petrobras International Finance Co., 5.375%, 2021	1,482,000	1,578,487
Petroleos Mexicanos, 6%, 2020	408,000	454,104
Petroleos Mexicanos, 5.5%, 2021	183,000	195,261
Petroleos Mexicanos, 5.5%, 2021 (z)	49,000	52,762
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	850,000	998,750
SCF Capital Ltd., 5.375%, 2017 (n)	513,000	512,359

		$9,903,919

Emerging Market Sovereign – 0.8%
Federative Republic of Brazil, 5.625%, 2041	$695,000	$742,781
Republic of Peru, 7.35%, 2025	700,000	889,000

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Philippines, 5.5%, 2026		$770,000	$823,900
Republic of Poland, 5.125%, 2021		33,000	34,320
Republic of South Africa, 8%, 2018	ZAR	20,160,000	2,991,270
Republic of South Africa, 5.5%, 2020		$399,000	440,396
Republic of South Africa, 6.25%, 2041		422,000	463,145

			$6,384,812

Energy - Independent – 0.0%
Anadarko Petroleum Corp., 6.2%, 2040		$350,000	$372,621

Financial Institutions – 0.3%
General Electric Capital Corp., 4.625%, 2021		$770,000	$792,034
International Lease Finance Corp., 5.75%, 2016		727,000	725,493
SLM Corp., 6.25%, 2016		720,000	753,409

			$2,270,936

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$772,854
Kraft Foods, Inc., 6.5%, 2040		627,000	733,196
Miller Brewing Co., 5.5%, 2013 (n)		685,000	741,293
Tyson Foods, Inc., 6.85%, 2016		900,000	1,002,375

			$3,249,718

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$625,000	$723,916

Forest & Paper Products – 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$57,000	$60,297
Votorantim Participacoes S.A., 6.75%, 2021 (n)		368,000	395,600

			$455,897

Insurance – 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$860,000	$778,300
UnumProvident Corp., 6.85%, 2015 (n)		1,367,000	1,549,463

			$2,327,763

Insurance - Property & Casualty – 0.6%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,566,844
Chubb Corp., 6.375% to 2017, FRN to 2067		730,000	753,725
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		804,000	819,393
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,259,000	1,277,885

			$4,417,847

International Market Quasi-Sovereign – 0.4%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	1,910,000	$2,007,154
Eksportfinans A.S.A., 1.875%, 2013		$1,435,000	1,463,944

			$3,471,098

International Market Sovereign – 17.5%
Federal Republic of Germany, 3.75%, 2013	EUR	1,884,000	$2,839,576
Federal Republic of Germany, 3.75%, 2015	EUR	4,256,000	6,580,771
Federal Republic of Germany, 4.25%, 2018	EUR	746,000	1,215,341
Federal Republic of Germany, 6.25%, 2030	EUR	1,611,000	3,267,498
Government of Australia, 5.75%, 2021	AUD	3,716,000	4,378,331
Government of Canada, 4.5%, 2015	CAD	680,000	782,870
Government of Canada, 4.25%, 2018	CAD	8,834,000	10,335,905
Government of Canada, 3.25%, 2021	CAD	1,155,000	1,256,604
Government of Japan, 1.3%, 2014	JPY	901,000,000	12,107,715
Government of Japan, 1.7%, 2017	JPY	1,060,000,000	14,721,876

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.1%, 2020	JPY	453,000,000	$5,977,688
Government of Japan, 2.1%, 2024	JPY	572,650,000	8,037,742
Government of Japan, 2.2%, 2027	JPY	137,700,000	1,918,839
Government of Japan, 2.4%, 2037	JPY	85,350,000	1,198,934
Kingdom of Belgium, 5.5%, 2017	EUR	1,575,000	2,451,613
Kingdom of Denmark, 3%, 2021	DKK	11,364,000	2,228,745
Kingdom of Norway, 3.75%, 2021	NOK	10,699,000	2,127,530
Kingdom of Spain, 4.6%, 2019	EUR	3,699,000	4,872,107
Kingdom of Sweden, 5%, 2020	SEK	16,800,000	3,216,124
Kingdom of the Netherlands, 3.5%, 2020	EUR	2,120,000	3,205,454
Republic of Austria, 4.65%, 2018	EUR	1,374,000	2,203,023
Republic of Finland, 3.875%, 2017	EUR	2,308,000	3,590,463
Republic of France, 6%, 2025	EUR	1,158,000	2,133,658
Republic of France, 4.75%, 2035	EUR	1,774,000	2,930,400
Republic of Iceland, 4.875%, 2016 (n)		$1,036,000	1,042,723
Republic of Italy, 4.75%, 2013	EUR	4,215,000	6,098,929
Republic of Italy, 5.25%, 2017	EUR	5,307,000	7,567,674
Republic of Italy, 3.75%, 2021	EUR	1,626,000	2,003,392
United Kingdom Treasury, 8%, 2015	GBP	2,937,000	6,153,060
United Kingdom Treasury, 5%, 2018	GBP	2,004,000	3,865,320
United Kingdom Treasury, 8%, 2021	GBP	1,952,000	4,632,214
United Kingdom Treasury, 4.25%, 2027	GBP	1,317,000	2,300,533
United Kingdom Treasury, 4.25%, 2036	GBP	1,135,000	1,937,810

			$139,180,462

Machinery & Tools – 0.1%
Case New Holland, Inc., 7.875%, 2017 (n)		$890,000	$1,007,925

Major Banks – 2.2%
ABN Amro Bank N.V., FRN, 2.023%, 2014 (n)		$1,280,000	$1,305,725
Bank of America Corp., 7.625%, 2019		1,070,000	1,261,157
BB&T Corp., 3.95%, 2016		1,290,000	1,377,948
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,100,000	1,028,500
Credit Suisse (USA), Inc., 6%, 2018		1,140,000	1,232,298
HSBC USA, Inc., 4.875%, 2020		600,000	604,002
ING Bank N.V., FRN, 1.652%, 2014 (z)		1,260,000	1,261,395
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)		1,644,000	1,615,948
JPMorgan Chase & Co., 4.25%, 2020		1,310,000	1,306,670
Macquarie Group Ltd., 6.25%, 2021 (n)		760,000	770,620
Morgan Stanley, 7.3%, 2019		980,000	1,126,872
PNC Financial Services Group, Inc., 5.125%, 2020		1,450,000	1,581,688
PNC Financial Services Group, Inc., 6.75%, 2049		50,000	49,892
Royal Bank of Scotland PLC, 6.125%, 2021		1,100,000	1,152,276
Sumitomo Mitsui Banking, 3.1%, 2016 (n)		770,000	794,640
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		770,000	718,872

			$17,188,503

Metals & Mining – 0.5%
ArcelorMittal, 9.85%, 2019		$381,000	$495,893
ArcelorMittal, 5.25%, 2020		300,000	305,537
ArcelorMittal, 5.5%, 2021		820,000	840,018
Gold Fields Ltd., 4.875%, 2020 (n)		1,213,000	1,176,610
Southern Copper Corp., 6.75%, 2040		290,000	307,306
Teck Resources Ltd., 10.75%, 2019		574,000	730,415
Vale Overseas Ltd., 5.625%, 2019		100,000	109,978

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Vale Overseas Ltd., 4.625%, 2020	$316,000	$326,241

		$4,291,998

Mortgage-Backed – 4.4%
Fannie Mae, 4.77%, 2012	$1,090,944	$1,117,957
Fannie Mae, 4.518%, 2013	70,088	73,238
Fannie Mae, 5.37%, 2013	257,326	266,615
Fannie Mae, 4.78%, 2015	339,918	372,414
Fannie Mae, 4.79%, 2015	357,121	391,381
Fannie Mae, 4.856%, 2015	268,789	293,803
Fannie Mae, 5.5%, 2015	258,635	283,473
Fannie Mae, 5.09%, 2016	362,000	401,065
Fannie Mae, 5.424%, 2016	320,281	358,289
Fannie Mae, 4.99%, 2017	237,096	258,270
Fannie Mae, 5.05%, 2017	323,485	358,676
Fannie Mae, 5.161%, 2018	763,493	851,299
Fannie Mae, 5.1%, 2019	336,598	373,894
Fannie Mae, 5.18%, 2019	336,752	374,980
Fannie Mae, 6.16%, 2019	270,997	308,045
Fannie Mae, 4.5%, 2025 - 2040	3,009,967	3,167,244
Fannie Mae, 6%, 2037 - 2038	1,511,940	1,665,706
Fannie Mae, 5%, 2040	6,572,556	7,049,211
Freddie Mac, 5.085%, 2019	589,000	644,349
Freddie Mac, 3.32%, 2020	593,024	620,715
Freddie Mac, 5%, 2022 - 2028	1,068,146	1,135,876
Freddie Mac, 5.5%, 2037	1,272,448	1,388,304
Freddie Mac, 4.5%, 2040	9,349,265	9,766,852
Freddie Mac, FRN, 3.882%, 2017	733,000	776,629
Ginnie Mae, 5%, 2040	2,483,463	2,710,627

		$35,008,912

Oil Services – 0.1%
Transocean, Inc., 6.5%, 2020	$720,000	$844,774

Oils – 0.1%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,148,000	$1,193,920

Other Banks & Diversified Financials – 0.3%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,000,000	$947,701
Citigroup, Inc., 6.125%, 2018	1,250,000	1,396,679

		$2,344,380

Real Estate – 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,140,000	$1,274,077

Retailers – 0.2%
Home Depot, Inc., 5.95%, 2041	$678,000	$736,282
Limited Brands, Inc., 7%, 2020	740,000	786,250

		$1,522,532

Specialty Stores – 0.1%
Best Buy Co., Inc., 6.75%, 2013	$375,000	$409,097

Telecommunications - Wireless – 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,250,000	$1,395,896

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018	$820,000	$1,105,253

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Lorillard Tobacco Co., 6.875%, 2020	$680,000	$758,993

		$1,864,246

U.S. Government Agencies and Equivalents – 0.6%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,250,700
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	527,000	519,601
Small Business Administration, 5.09%, 2025	130,050	141,403
Small Business Administration, 5.21%, 2026	1,625,477	1,769,729
Small Business Administration, 5.31%, 2027	835,349	921,396

		$4,602,829

U.S. Treasury Obligations – 5.5%
U.S. Treasury Bonds, 6.875%, 2025	$1,692,000	$2,353,467
U.S. Treasury Bonds, 5.25%, 2029	1,010,000	1,211,685
U.S. Treasury Bonds, 4.5%, 2039	738,600	787,186
U.S. Treasury Notes, 1.375%, 2013	3,850,000	3,915,104
U.S. Treasury Notes, 4.125%, 2015	188,000	211,221
U.S. Treasury Notes, 4.75%, 2017	12,994,000	15,256,788
U.S. Treasury Notes, 3.5%, 2020	12,548,000	13,473,415
U.S. Treasury Notes, TIPS, 1.25%, 2020	5,826,159	6,381,922

		$43,590,788

Utilities - Electric Power – 0.4%
Enel Finance International S.A., 6%, 2039 (n)	$731,000	$642,562
Progress Energy, Inc., 7.05%, 2019	1,160,000	1,424,211
TECO Energy, Inc., 6.572%, 2017	780,000	926,390

		$2,993,163

Total Bonds		$315,520,685

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	9,944,601	$9,944,601

Collateral for Securities Loaned – 0.5%
Morgan Stanley Repurchase Agreement, 0.17%, dated 7/29/11, due 8/1/11, total to be received $4,023,057 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $4,103,464 in an individually traded account), at Net Asset Value	4,023,000	$4,023,000

Total Investments		$797,791,825

Other Assets, Less Liabilities – (0.2)%		(1,543,466)

Net Assets – 100.0%		$796,248,359

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,655,029, representing 4.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.699%, 2023	5/25/06	$506,329	$516,512
Commercial Mortgage Asset Trust, FRN, 0.747%, 2032	8/25/03	157,945	96,949

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
First Union National Bank Commercial Mortgage, 1.488%, 2043	12/11/03	$5,741	$89
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	515,706	526,175
ING Bank N.V., FRN, 1.652%, 2014	1/01/11	1,260,000	1,261,395
Petroleos Mexicanos, 5.5%, 2021	7/20/11	51,452	52,762

Total Restricted Securities			$2,453,882

% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$211,588,400	$—	$—	$211,588,400
United Kingdom	—	71,298,475	—	71,298,475
Japan	65,037,381	—	—	65,037,381
Switzerland	6,562,867	27,849,934	—	34,412,801
France	—	19,451,278	—	19,451,278
Netherlands	5,320,277	12,786,174	—	18,106,451
Germany	12,553,981	2,320,362	—	14,874,343
Taiwan	6,332,277	—	—	6,332,277
Canada	4,274,367	—	—	4,274,367
Other Countries	7,055,813	15,871,953	—	22,927,766
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	48,193,617	—	48,193,617
Non-U.S. Sovereign Debt	—	158,940,291	—	158,940,291
Corporate Bonds	—	38,689,900	—	38,689,900
Residential Mortgage-Backed Securities	—	35,008,912	—	35,008,912
Commercial Mortgage-Backed Securities	—	12,247,863	—	12,247,863
Asset-Backed Securities (including CDOs)	—	526,175	—	526,175
Foreign Bonds	—	21,913,927	—	21,913,927
Short Term Securities	—	4,023,000	—	4,023,000
Mutual Funds	9,944,601	—	—	9,944,601

Total Investments	$328,669,964	$469,121,861	$—	$797,791,825

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,052,633	$—	$1,052,633

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $134,835,358 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $69,232,302 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$716,745,215

Gross unrealized appreciation	$92,472,451
Gross unrealized depreciation	(11,425,841)

Net unrealized appreciation (depreciation)	$81,046,610

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	6,000	10/12/11	$6,342	$6,532	$190
BUY	AUD	Westpac Banking Corp	816,203	10/12/11	868,212	888,516	20,304
BUY	CHF	Goldman Sachs International	18,000	10/12/11	21,807	22,894	1,087
BUY	CHF	Merrill Lynch International Bank	2,167,000	10/12/11	2,567,612	2,756,156	188,544
BUY	CNY	Barclays Bank PLC	3,095,000	1/18/12	481,562	482,182	620
BUY	CNY	HSBC Bank	4,012,000	11/16/11	622,305	623,685	1,380
BUY	CZK	Goldman Sachs International	6,712,000	10/12/11	397,466	398,737	1,271
BUY	DKK	Credit Suisse Group	6,959,486	10/12/11	1,338,105	1,340,001	1,896
BUY	DKK	JPMorgan Chase Bank N.A.	217,000	10/12/11	40,782	41,782	1,000
BUY	EUR	Citibank N.A.	3,867,389	10/12/11	5,420,019	5,547,370	127,351
BUY	EUR	JPMorgan Chase Bank N.A.	91,000	10/12/11	130,235	130,530	295
BUY	EUR	Merrill Lynch International Bank	220,000	10/12/11	308,845	315,567	6,722
BUY	EUR	UBS AG	2,544,104	10/12/11	3,640,410	3,649,255	8,845
SELL	EUR	Citibank N.A.	2,238,692	10/12/11	3,217,008	3,211,173	5,835
BUY	GBP	Goldman Sachs International	39,000	10/12/11	62,266	63,971	1,705
BUY	IDR	HSBC Bank	6,591,082,000	10/21/11	766,316	767,222	906
BUY	IDR	Merrill Lynch International Bank	6,661,595,000	9/06/11	777,044	779,707	2,663
BUY	JPY	Barclays Bank PLC	35,549,000	10/12/11	449,373	462,161	12,788
BUY	JPY	Credit Suisse Group	11,446,000	10/12/11	142,039	148,806	6,767
BUY	JPY	JPMorgan Chase Bank N.A.	1,510,726,978	10/12/11	18,617,253	19,640,466	1,023,213
BUY	JPY	UBS AG	5,962,000	10/12/11	76,602	77,510	908
BUY	KRW	JPMorgan Chase Bank N.A.	3,295,042,000	10/21/11	3,100,924	3,107,458	6,534
BUY	MYR	Credit Suisse Group	494,680	8/05/11	166,000	166,633	633
BUY	MYR	JPMorgan Chase Bank N.A.	4,807,864	8/08/11 - 9/19/11	1,593,433	1,614,247	20,814
BUY	MYR	Morgan Stanley Capital Services, Inc.	286,320	8/08/11	96,000	96,424	424
BUY	NOK	Citibank N.A.	34,000	10/12/11	6,267	6,285	18
BUY	NOK	Deutsche Bank AG	10,894,000	10/12/11	2,008,225	2,013,956	5,731
BUY	NZD	Barclays Bank PLC	457,000	10/12/11	376,944	399,568	22,624
BUY	PHP	JPMorgan Chase Bank N.A.	87,056,000	8/05/11	2,015,418	2,065,350	49,932
BUY	SEK	Barclays Bank PLC	121,000	10/12/11	19,073	19,157	84
BUY	SEK	Deutsche Bank AG	1,962,903	10/12/11	308,735	310,772	2,037
BUY	SEK	JPMorgan Chase Bank N.A.	165,000	10/12/11	25,062	26,124	1,062
BUY	SGD	Barclays Bank PLC	3,181,000	8/05/11 - 10/12/11	2,600,407	2,642,064	41,657
BUY	SGD	JPMorgan Chase Bank N.A.	466,000	8/05/11	380,134	387,012	6,878
BUY	THB	HSBC Bank	18,362,000	10/11/11	611,252	613,806	2,554

							$1,575,272

Liability Derivatives
BUY	AUD	Goldman Sachs International	17,000	10/12/11	$18,534	$18,506	$(28)
SELL	AUD	JPMorgan Chase Bank N.A.	1,236,328	10/12/11	1,296,380	1,345,863	(49,483)
BUY	CAD	Citibank N.A.	12,000	10/12/11	12,616	12,540	(76)
SELL	CAD	Barclays Bank PLC	1,198,257	10/12/11	1,246,183	1,252,137	(5,954)
SELL	CAD	UBS AG	3,932,388	10/12/11	4,088,869	4,109,208	(20,339)
BUY	CNY	Deutsche Bank AG	13,248,000	10/25/11 -11/16/11	2,068,072	2,058,208	(9,864)
SELL	DKK	Royal Bank of Scotland Group PLC	11,685,414	10/12/11	2,201,928	2,249,946	(48,018)
BUY	EUR	UBS AG	17,000,228	9/15/11	24,493,589	24,402,808	(90,781)
SELL	EUR	Citibank N.A.	330,000	10/12/11	460,852	473,351	(12,499)
SELL	EUR	Credit Suisse Group	370,000	10/12/11	526,880	530,727	(3,847)
SELL	EUR	Goldman Sachs International	218,000	10/12/11	310,223	312,698	(2,475)
SELL	GBP	Barclays Bank PLC	631,417	10/12/11	1,007,578	1,035,693	(28,115)
SELL	GBP	Deutsche Bank AG	631,417	10/12/11	1,007,578	1,035,693	(28,115)
BUY	HUF	Deutsche Bank AG	64,870,000	10/12/11	350,640	342,658	(7,982)
BUY	KRW	UBS AG	110,157,000	10/21/11	104,147	103,886	(261)
BUY	MXN	JPMorgan Chase Bank N.A.	10,965,000	10/12/11	939,307	927,979	(11,328)
SELL	NOK	Credit Suisse Group	11,275,236	10/12/11	2,034,778	2,084,434	(49,656)

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	PHP	JPMorgan Chase Bank N.A.	87,056,000	8/05/11	$2,023,617	$2,065,350	$(41,733)
BUY	PLN	Barclays Bank PLC	2,591,000	10/03/11	929,473	925,115	(4,358)
SELL	SEK	Barclays Bank PLC	10,332,157	10/12/11	1,564,289	1,635,817	(71,528)
BUY	TWD	Barclays Bank PLC	33,153,400	8/29/11	1,150,161	1,149,958	(203)
BUY	TWD	Citibank N.A.	640,000	8/29/11	22,250	22,199	(51)
SELL	ZAR	Citibank N.A.	7,432,988	9/12/11	1,087,535	1,105,355	(17,820)
SELL	ZAR	Deutsche Bank AG	7,432,988	9/12/11	1,087,230	1,105,355	(18,125)

							$(522,639)

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,111,251	132,751,160	(144,917,810)	9,944,601

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,076	$9,944,601

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2011, are as follows:

United States	44.7%
Japan	13.8%
United Kingdom	11.6%
Switzerland	4.7%
Germany	3.7%
France	3.2%
Netherlands	3.1%
Canada	2.6%
Italy	2.6%
Other Countries	10.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Utilities Fund

QUARTERLY REPORT

July 31, 2011

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 94.7%
Broadcasting – 0.4%
Viacom, Inc., “B”	319,710	$15,480,358

Cable TV – 8.4%
Comcast Corp., “Special A”	4,907,760	$114,547,118
DIRECTV, “A” (a)	237,330	12,027,884
Telenet Group Holding N.V.	1,150,614	46,930,864
Time Warner Cable, Inc.	691,489	50,693,059
Virgin Media, Inc.	3,990,169	105,579,872

		$329,778,797

Energy - Independent – 2.4%
Apache Corp.	31,010	$3,836,557
Arch Coal, Inc.	707,390	18,109,184
EOG Resources, Inc.	208,950	21,312,900
Occidental Petroleum Corp.	232,540	22,830,777
Williams Partners LP	530,170	29,583,486

		$95,672,904

Energy - Integrated – 4.8%
EQT Corp.	1,394,690	$88,534,921
QEP Resources, Inc.	2,292,266	100,470,019

		$189,004,940

Natural Gas - Distribution – 4.3%
AGL Resources, Inc.	577,300	$23,553,840
Centrica PLC	2,674,851	13,394,486
NiSource, Inc.	1,123,290	22,611,828
Questar Corp.	535,146	9,862,741
Sempra Energy	556,970	28,232,809
Spectra Energy Corp.	1,949,100	52,664,682
UGI Corp.	590,150	17,881,545

		$168,201,931

Natural Gas - Pipeline – 8.5%
El Paso Corp.	6,318,205	$129,839,113
Enagas S.A.	2,222,871	50,550,051
Kinder Morgan, Inc.	1,457,470	41,144,378
Williams Cos., Inc.	3,635,380	115,241,546

		$336,775,088

Special Products & Services – 0.4%
Hutchison Port Holdings Trust, IEU (a)	18,620,000	$14,151,201

Telecommunications - Wireless – 8.0%
America Movil S.A.B. de C.V., “L”, ADR	534,528	$13,790,822
Cellcom Israel Ltd.	2,218,365	58,409,550
Millicom International Cellular S.A.	37,140	4,444,804
Mobile TeleSystems OJSC, ADR	2,054,125	38,576,468
MTN Group Ltd.	1,249,329	26,983,296
NII Holdings, Inc. (a)	1,570,920	66,528,462
Partner Communication Co. Ltd., ADR	279,900	4,050,153
SBA Communications Corp. (a)	681,740	26,022,016
Tim Participacoes S.A., ADR	787,400	39,401,496
Vodafone Group PLC	13,585,840	38,284,589

		$316,491,656

Telephone Services – 11.6%
American Tower Corp., “A” (a)	1,007,030	$52,899,286

1

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
AT&T, Inc.	335,010	$9,802,393
Bezeq - The Israel Telecommunication Corp. Ltd.	11,276,310	27,310,005
CenturyLink, Inc.	1,063,387	39,462,292
Crown Castle International Corp. (a)	598,520	25,975,768
Deutsche Telekom AG	2,048,900	31,913,658
Frontier Communications Corp.	1,590,380	11,911,946
Kabel Deutschland Holding AG (a)	708,845	39,992,949
Portugal Telecom, SGPS, S.A.	2,564,944	22,197,749
PT XL Axiata Tbk	35,652,500	24,110,776
Royal KPN N.V. (l)	1,525,924	21,807,602
TDC A/S (a)	4,588,319	42,553,605
Telecom Italia S.p.A.	20,792,329	22,244,158
Telecomunicacoes de Sao Paulo S.A., ADR	2,757,091	87,454,927

		$459,637,114

Utilities - Electric Power – 45.9%
AES Corp. (a)	7,312,230	$90,013,551
AES Tiete S.A., IPS	1,966,718	30,689,348
Aguas Andinas S.A., “A”	55,001,281	31,594,178
Alliant Energy Corp.	287,330	11,323,675
American Electric Power Co., Inc.	2,029,510	74,807,739
American Water Works Co., Inc.	553,640	15,501,920
Calpine Corp. (a)	3,278,405	53,274,081
CenterPoint Energy, Inc.	2,985,950	58,464,901
CEZ AS	1,634,096	84,499,851
China Hydroelectric Corp., ADR (a)	836,143	3,210,789
CMS Energy Corp.	5,307,820	101,591,675
Companhia de Saneamento de Minas Gerais	1,631,200	34,183,835
Companhia Paranaense de Energia, ADR	692,724	16,743,139
Companhia Paranaense de Energia, IPS	641,300	15,465,467
Constellation Energy Group, Inc.	1,594,913	61,930,472
E.ON AG	412,008	11,378,515
Edison International	1,888,120	71,880,728
EDP Renovaveis S.A. (a)	4,250,847	27,461,140
Eletropaulo Metropolitana S.A., IPS	1,400,360	32,750,464
Empresa Electrica Del Norte Grande S.A.	6,554,533	17,394,226
Energias de Portugal S.A.	19,505,645	67,548,514
Energias do Brasil S.A.	1,062,600	26,584,699
Enersis S.A., ADR	1,356,790	29,564,454
EVN AG (l)	238,141	3,895,774
Exelon Corp.	45,530	2,006,507
Federal Grid Co. of Unified Energy System JSC	640,493,870	8,326,420
FirstEnergy Corp.	45,160	2,016,394
Fortum Oyj	1,850,510	48,848,000
GenOn Energy, Inc. (a)	2,997,620	11,660,742
Hawaiian Electric Industries, Inc.	81,890	1,916,226
International Power PLC	9,634,257	48,128,250
Light S.A.	2,631,360	47,168,848
National Grid PLC	4,596,585	45,090,610
NextEra Energy, Inc.	1,671,760	92,364,740
Northeast Utilities	688,850	23,420,900
NRG Energy, Inc. (a)	1,826,946	44,796,716
NV Energy, Inc.	1,262,970	18,742,475
OGE Energy Corp.	951,807	47,628,422

2

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
OJSC Enel OGK-5 (a)	49,142,566	$4,324,546
PG&E Corp.	1,675,790	69,427,980
PPL Corp.	1,532,130	42,746,427
Public Service Enterprise Group, Inc.	3,053,042	99,987,126
Red Electrica de Espana	1,021,158	55,600,327
Scottish & Southern Energy PLC	1,843,797	39,425,194
Territorial Generation Co. No. 1	11,923,115,930	6,080,789
Tractebel Energia S.A.	3,041,600	51,247,386
Wholesale Generation Co. (a)	49,661,106	4,836,992
Wisconsin Energy Corp.	187,034	5,732,592
Xcel Energy, Inc.	696,140	16,707,360

		$1,809,985,104

Total Common Stocks		$3,735,179,093

Bonds – 0.3%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 4.05%, 2023 (i)(z)	$1,330,893	$76,526

Utilities - Electric Power – 0.3%
GenOn Energy, Inc., 9.875%, 2020	$10,915,000	$11,515,325

Total Bonds		$11,591,851

Convertible Bonds – 1.1%
Cable TV – 0.7%
Virgin Media, Inc., 6.5%, 2016	$15,683,000	$25,426,064

Telecommunications - Wireless – 0.4%
SBA Communications Corp., 4%, 2014	$11,418,000	$15,999,473

Total Convertible Bonds		$41,425,537

Convertible Preferred Stocks – 2.2%
Utilities - Electric Power – 2.2%
Great Plains Energy, Inc., 12%	276,490	$17,631,767
NextEra Energy, Inc., 7%	433,370	22,101,870
PPL Corp., 8.75%	374,200	20,072,088
PPL Corp., 9.5%	510,510	28,634,506

Total Convertible Preferred Stocks		$88,440,231

Money Market Funds (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	63,323,911	$63,323,911

Collateral for Securities Loaned – 0.5%
Morgan Stanley Repurchase Agreement, 0.17%, dated 7/29/11, due 8/01/11, total to be received $21,034,298 (secured by U.S. Treasury and Federal Agency obligations valued at $21,454,703 in an individually traded account)	$21,034,000	$21,034,000

Total Investments		$3,960,994,623

Other Assets, Less Liabilities – (0.4)%		(16,896,739)

Net Assets – 100.0%		$3,944,097,884

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

3

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 4.05%, 2023	1/18/02	$45,072	$76,526

% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

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MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/11 - continued

The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,363,024,359	$—	$—	$2,363,024,359
Brazil	381,689,608	—	—	381,689,608
United Kingdom	—	184,323,130	—	184,323,130
Portugal	—	117,207,403	—	117,207,403
Spain	—	106,150,378	—	106,150,378
Israel	62,459,704	27,310,005	—	89,769,709
Czech Republic	84,499,851	—	—	84,499,851
Germany	83,285,122	—	—	83,285,122
Chile	78,552,859	—	—	78,552,859
Other Countries	143,112,178	192,004,727	—	335,116,905
Corporate Bonds	—	52,940,862	—	52,940,862
Commercial Mortgage-Backed Securities	—	76,526	—	76,526
Short Term Securities	—	21,034,000	—	21,034,000
Mutual Funds	63,323,911	—	—	63,323,911

Total Investments	$3,259,947,592	$701,047,031	$—	$3,960,994,623

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(12,139,375)	$—	$(12,139,375)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $539,141,608 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $24,110,776 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,342,871,650

Gross unrealized appreciation	$680,685,868
Gross unrealized depreciation	(62,562,895)

Net unrealized appreciation (depreciation)	$618,122,973

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank	9,947,000	8/2/11	$6,376,282	$6,413,902	$37,620
BUY	BRL	CS First Boston	20,667,592	8/2/11	13,235,730	13,326,622	90,892
BUY	BRL	Goldman Sachs International	9,067,000	8/2/11	5,797,314	5,846,471	49,157
BUY	BRL	HSBC Bank	31,201,000	8/2/11	20,032,745	20,118,645	85,900
BUY	BRL	JPMorgan Chase Bank	80,079,992	8/2/11	51,333,328	51,636,194	302,866
BUY	BRL	Morgan Stanley Capital	29,354,000	8/2/11	18,846,870	18,927,685	80,815
BUY	BRL	UBS AG	31,267,000	8/2/11	20,058,378	20,161,202	102,824
BUY	EUR	Deutsche Bank AG	2,440,272	10/12/11	3,495,458	3,500,319	4,861
BUY	EUR	Merrill Lynch International	2,338,001	10/12/11	3,349,333	3,353,620	4,287
SELL	EUR	Merrill Lynch International	237,644	10/12/11	343,973	340,876	3,097
SELL	EUR	UBS AG	155,881,815	9/15/11	224,591,401	223,758,992	832,409
BUY	GBP	CS First Boston	887,059	10/12/11	1,447,627	1,455,013	7,386
BUY	GBP	Deutsche Bank AG	684,995	10/12/11	1,114,830	1,123,575	8,745

							$1,610,859

Liability Derivatives
SELL	BRL	Barclays Bank	18,894,000	8/02/11 - 9/02/11	$12,541,149	$12,775,848	$(234,699)
SELL	BRL	CS First Boston	61,239,184	8/02/11 - 11/04/11	38,330,893	39,079,842	(748,949)
SELL	BRL	Deutsche Bank AG	64,327,000	9/02/11 - 11/04/11	39,803,846	40,888,886	(1,085,040)
SELL	BRL	Goldman Sachs International	18,134,000	8/02/11 - 9/02/11	11,429,250	11,645,583	(216,333)
SELL	BRL	HSBC Bank	88,001,874	8/02/11 - 11/07/11	54,559,745	56,186,849	(1,627,104)
SELL	BRL	JPMorgan Chase Bank	203,496,984	8/02/11 - 11/04/11	127,211,688	130,400,153	(3,188,465)
SELL	BRL	Morgan Stanley Capital	58,708,000	8/02/11 - 9/02/11	37,020,623	37,702,045	(681,422)
SELL	BRL	UBS AG	62,534,000	8/02/11 - 9/02/11	39,554,395	40,159,087	(604,692)
BUY	EUR	Citibank N.A.	897,807	10/12/11	1,299,961	1,287,811	(12,150)
BUY	EUR	Merrill Lynch International	820,124	10/12/11	1,181,947	1,176,383	(5,564)
SELL	EUR	Barclays Bank	1,552,685	10/12/11	2,221,120	2,227,167	(6,047)
SELL	EUR	Citibank N.A.	1,317,796	10/12/11	1,862,203	1,890,242	(28,039)
SELL	EUR	CS First Boston	6,619,189	10/12/11	9,472,854	9,494,543	(21,689)
SELL	EUR	Deutsche Bank AG	2,081,205	10/12/11	2,954,628	2,985,273	(30,645)
SELL	EUR	Goldman Sachs International	725,646	10/12/11	1,037,971	1,040,864	(2,893)
SELL	EUR	HSBC Bank	907,067	10/12/11	1,300,417	1,301,094	(677)
SELL	EUR	JPMorgan Chase Bank	35,619,548	10/12/11	50,988,884	51,092,560	(103,676)
SELL	EUR	Merrill Lynch International	6,554,962	10/12/11	9,355,489	9,402,415	(46,926)
SELL	EUR	UBS AG	6,778,741	10/12/11	9,700,275	9,723,404	(23,129)
SELL	GBP	Barclays Bank	57,534,206	10/12/11	91,838,618	94,371,441	(2,532,823)
SELL	GBP	Citibank N.A.	599,733	10/12/11	961,355	983,723	(22,368)
SELL	GBP	CS First Boston	738,548	10/12/11	1,196,427	1,211,416	(14,989)
SELL	GBP	Deutsche Bank AG	56,413,715	10/12/11	90,021,622	92,533,537	(2,511,915)

							$(13,750,234)

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

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MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	104,111,347	827,362,053	(868,149,489)	63,323,911

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$99,295	$63,323,911

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2011, are as follows:

United States	63.0%
Brazil	9.7%
United Kingdom	4.7%
Portugal	3.0%
Spain	2.7%
Israel	2.3%
Czech Republic	2.1%
Germany	2.1%
Chile	2.0%
Other Countries	8.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.